UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Commodity Strategies Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Consolidated Schedule of Investments (unaudited) October 31, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 48.3%

Chemicals — 4.5%
American Vanguard Corp.	21,509	$346,295
CF Industries Holdings, Inc.	39,903	1,916,541
FMC Corp.	9,928	775,178
Highfield Resources Ltd. (a)	186,498	64,315
Mosaic Co.	62,800	1,943,032
Nufarm Ltd.	142,438	576,001
Nutrien Ltd.	68,808	3,642,546
Umicore SA	9,143	430,385
UPL Ltd.	90,632	826,725
Yara International ASA	40,522	1,740,150

		12,261,168
Electronic Equipment, Instruments & Components — 0.3%
Trimble, Inc. (a)	24,346	910,054

Energy Equipment & Services — 1.2%
Baker Hughes a GE Co.	24,365	650,302
Halliburton Co.	38,078	1,320,545
Patterson-UTI Energy, Inc.	24,060	400,358
Schlumberger Ltd.	17,210	883,045

		3,254,250
Food & Staples Retailing — 0.3%
Total Produce PLC	426,149	912,256

Food Products — 5.5%
Archer-Daniels-Midland Co.	62,963	2,975,002
Bunge Ltd.	24,586	1,519,415
Calavo Growers, Inc.	12,076	1,171,372
Clean Seas Seafood Ltd. (a)	8,100,137	315,486
Cranswick PLC	8,870	327,476
Glanbia PLC	83,602	1,478,106
Hormel Foods Corp.	25,189	1,099,248
Kerry Group PLC, Class A	3,965	406,429
Leroy Seafood Group ASA	60,314	556,000
Norway Royal Salmon ASA	18,956	557,675
Pilgrim’s Pride Corp. (a)	53,243	940,271
PureCircle Ltd. (a)	87,833	381,712
SunOpta, Inc. (a)(b)	73,639	546,401
Tyson Foods, Inc., Class A	47,695	2,857,884

		15,132,477
Machinery — 2.1%
Ag Growth International, Inc.	9,240	412,499
AGCO Corp.	18,840	1,055,794
Deere & Co.	25,361	3,434,894
Kubota Corp.	53,300	841,436

		5,744,623
Metals & Mining — 17.5%
Acacia Mining PLC (a)	43,359	84,989
Agnico Eagle Mines Ltd.	41,186	1,454,783
Alamos Gold, Inc., Class A	81,369	325,118
Anglo American PLC	24,000	512,241
AngloGold Ashanti Ltd. - ADR (b)	22,818	214,717
ArcelorMittal (b)	29,329	729,999
B2Gold Corp. (a)	199,866	493,421
Bacanora Lithium PLC (a)(b)	75,237	34,647
Barrick Gold Corp. (b)	52,463	658,411
Beadell Resources Ltd. (a)(b)	463,506	18,551
Belo Sun Mining Corp. (a)(b)	141,522	25,263
BHP Billiton PLC	269,851	5,383,175
Boliden AB	27,955	638,401
Cautivo Mining, Inc. (a)(b)	1,988	234
Centamin PLC	250,892	318,607
Centerra Gold, Inc. (a)	58,120	226,926
Cobalt 27 Capital Corp. (a)	16,629	65,685
Coronado Global Resources, Inc. - CDI (a)(c)	150,000	361,157
Endeavour Mining Corp. (a)(b)	30,724	471,205
ERO Copper Corp. (a)	40,559	305,013
Evolution Mining Ltd.	127,998	270,920

Security	Shares	Value
Metals & Mining (continued)
First Quantum Minerals Ltd.	147,988	$1,477,126
Franco-Nevada Corp.	12,329	770,018
Fresnillo PLC	40,575	439,998
Galaxy Resources Ltd. (a)	89,936	140,336
Glencore PLC	924,694	3,763,193
Goldcorp, Inc.	76,128	687,578
Grupo Mexico SAB de CV, Series B	43,718	100,830
Iluka Resources Ltd.	30,590	175,685
Impala Platinum Holdings Ltd. (a)	60,294	110,795
Ivanhoe Mines Ltd., Class A (a)(b)	247,755	466,734
KAZ Minerals PLC	57,780	381,504
Kinross Gold Corp. (a)	239,098	621,152
Livent Corp. (a)(b)	21,538	335,993
Lundin Mining Corp.	234,117	962,112
MAG Silver Corp. (a)	20,470	147,097
Major Drilling Group International, Inc. (a)	46,217	163,600
Nemaska Lithium, Inc. (a)	250,000	136,731
Neo Lithium Corp. (a)	153,867	118,049
Nevada Copper Corp. (a)	920,000	279,540
Nevsun Resources Ltd.	183,867	817,063
Newcrest Mining Ltd.	136,467	1,997,634
Newmont Mining Corp.	88,048	2,722,444
Nickel Mines Ltd. (a)(b)	880,000	171,372
Northern Star Resources Ltd.	97,636	609,954
Oklo Resources Ltd. (a)(b)	260,260	47,919
Osisko Gold Royalties Ltd.	7,314	56,003
OZ Minerals Ltd.	134,739	864,344
Petra Diamonds Ltd. (a)	126,264	63,263
Polyus PJSC - GDR, Registered Shares	11,774	362,886
Pretium Resources, Inc. (a)	43,269	347,086
Randgold Resources Ltd. - ADR	15,682	1,231,664
Rio Tinto PLC	73,046	3,546,441
Saracen Mineral Holdings Ltd. (a)	11,000	19,186
Sheffield Resources Ltd. (a)	422,283	264,132
Sierra Metals, Inc. (a)(b)	134,691	321,265
Sigma Lithium Resources Corp. (a)	165,676	257,994
Sociedad Minera Cerro Verde SAA	38,564	771,666
SolGold PLC (a)	741,251	374,250
South32 Ltd.	470,436	1,213,326
Stelco Holdings, Inc.	30,572	455,404
Teck Resources Ltd., Class B	95,748	1,979,037
Titan Mining Corp. (a)	229,520	231,882
TMAC Resources, Inc. (a)(b)	20,131	75,848
Torex Gold Resources, Inc. (a)	37,323	339,931
Trevali Mining Corp. (a)	630,842	234,808
Vale SA-ADR	305,117	4,607,267
Wheaton Precious Metals Corp.	26,395	433,885

		48,289,488
Oil, Gas & Consumable Fuels — 15.8%
Anadarko Petroleum Corp.	17,583	935,416
BP PLC	524,824	3,791,183
Cairn Energy PLC (a)	237,369	596,091
Canadian Natural Resources Ltd.	46,004	1,262,231
Chevron Corp.	16,321	1,822,240
CNOOC Ltd.	271,000	461,508
Concho Resources, Inc. (a)	9,613	1,337,072
ConocoPhillips	31,753	2,219,535
Devon Energy Corp.	36,607	1,186,067
EnCana Corp.	90,321	922,112
EOG Resources, Inc.	15,270	1,608,542
EQT Corp.	20,442	694,415
Exxon Mobil Corp.	61,985	4,938,965
Galp Energia SGPS SA	36,400	632,929
Green Plains, Inc.	28,983	493,870
Kosmos Energy Ltd. (a)	58,163	377,478
Marathon Petroleum Corp.	23,398	1,648,389
Metro Mining Ltd. (a)(b)	710,626	73,381
Noble Energy, Inc.	34,873	866,594
Oil Search Ltd.	98,852	543,439
Pioneer Natural Resources Co.	9,514	1,401,127

1

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Commodity Strategies Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, A Shares	190,922	$6,082,416
Suncor Energy, Inc.	66,539	2,232,035
TOTAL SA	51,666	3,031,508
TransCanada Corp.	32,479	1,224,701
Valero Energy Corp.	21,094	1,921,452
Williams Cos., Inc.	55,158	1,341,994

		43,646,690
Paper & Forest Products — 0.0%
Quintis Ltd. (a)(b)(d)	845,494	6

Pharmaceuticals — 0.2%
Curaleaf Holdings, Inc. (a)	59,305	427,967

Specialty Retail — 0.7%
Tractor Supply Co.	21,421	1,968,376

Trading Companies & Distributors — 0.2%
Yellow Cake PLC (a)(c)	181,905	553,376

Total Common Stocks — 48.3% (Cost: $125,770,362)		133,100,731

Warrants — 0.0%

Metals & Mining — 0.0%
First Cobalt Corp. (1 Share for 1 Warrant, Expires 03/15/20, Strike Price CAD 1.50) (a)(d)	125,498	1
Nemaska Lithium, Inc. (Issued/exercisable 7/08/16, 1 Share for 1 Warrant, Expires 7/08/19, Strike Price CAD 1.50) (a)	13,588	1,600

Total Warrants — 0.0% (Cost: $2,765)		1,601

Total Long-Term Investments — 48.3% (Cost: $125,773,127)		133,102,332

Security	Shares	Value
Short-Term Securities — 52.0%

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07% (e)(h)	839,702	$839,702
SL Liquidity Series LLC, Money Market Series, 2.41% (e)(f)(h)	1,223,457	1,223,457

Total Money Market Funds — 0.8% (Cost: $2,063,081)		2,063,159

	Par (000)
U.S. Treasury Obligations — 51.2%
U.S. Treasury Bills (g):
2.03%, 11/08/18	$23,000	22,990,653
2.09%, 12/20/18	23,000	22,932,693
2.12%, 1/31/19	24,000	23,861,225
2.21%, 2/14/19	24,000	23,839,000
2.27%, 3/07/19	24,000	23,805,960
2.41%, 4/11/19	24,000	23,742,803

Total U.S. Treasury Obligations — 51.2% (Cost: $141,201,720)		141,172,334

Total Short-Term Securities — 52.0% (Cost: $143,264,801)		143,235,493

Total Investments — 100.3% (Cost: $269,037,928)		276,337,825
Liabilities in Excess of Other Assets — (0.3)%		(831,673)

Net Assets — 100.0%		$275,506,152

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	Security was purchased with the cash collateral from loaned securities.
(g)	Rates are discount rates or a range of discount rates as of period end.
(h)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,506,388	(666,686)	839,702	$839,702	$9,241		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,270,266	(46,809)	1,223,457	1,223,457	14,326	(b)	(42)	(131)

				$2,063,159	$23,567		$(42)	$(131)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

CAD       Canadian Dollar

USD       U.S. Dollar

2

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Commodity Strategies Fund

Portfolio Abbreviations

ADR	American Depositary Receipts

BCOMTR	Bloomberg Commodity Index Total ReturnSM

BCOMRST	Bloomberg Roll Select Commodity Total Return IndexSM

CDI	CREST Depository Interest

GDR	Global Depositary Receipts

OTC	Over-the-counter

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	23,975	$(1,669,745)	$—	$(1,669,745)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	01/22/19	USD	21,977	(1,530,576)	—	(1,530,576)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/22/19	USD	4,013	(243,141)	—	(243,141)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/28/19	USD	2,008	(164,704)	—	(164,704)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	01/29/19	USD	1,997	(160,226)	—	(160,226)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	01/30/19	USD	3,985	(305,570)	—	(305,570)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/06/19	USD	2,462	(135,096)	—	(135,096)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	02/14/19	USD	5,070	(270,958)	—	(270,958)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/20/19	USD	3,993	(254,360)	—	(254,360)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/21/19	USD	3,008	(199,475)	—	(199,475)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/22/19	USD	4,018	(284,664)	—	(284,664)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	02/28/19	USD	1,991	(131,119)	—	(131,119)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Citibank N.A.	03/08/19	USD	3,983	(241,305)	—	(241,305)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Royal Bank of Canada	03/12/19	USD	35,389	(1,773,603)	—	(1,773,603)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/14/19	USD	3,991	(199,914)	—	(199,914)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/20/19	USD	2,005	(81,096)	—	(81,096)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Citibank N.A.	03/26/19	USD	2,994	(138,331)	—	(138,331)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/01/19	USD	1,992	(154,003)	—	(154,003)

3

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Commodity Strategies Fund

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Reference	Frequency
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	05/15/19	USD	2,776	$(240,811)	$—	$(240,811)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	05/21/19	USD	1,308	(112,447)	—	(112,447)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	05/29/19	USD	1,291	(101,324)	—	(101,324)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMRST	At Termination	Goldman Sachs International	06/13/19	USD	1,301	(115,247)	—	(115,247)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	06/24/19	USD	1,213	(58,721)	—	(58,721)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	06/25/19	USD	1,480	(51,941)	—	(51,941)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	07/12/19	USD	1,121	(20,245)	—	(20,245)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	09/10/19	USD	2,241	6,627	—	6,627
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	09/20/19	USD	1,006	(8,183)	—	(8,183)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	10/04/19	USD	990	(41,125)	—	(41,125)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	Goldman Sachs International	10/14/19	USD	1,004	(35,272)	—	(35,272)
3-month U.S. Treasury Bill, 2.34%(a)	At Termination	BCOMTR	At Termination	JPMorgan Chase Bank N.A.	10/22/19	USD	2,995	(90,036)	—	(90,036)

								$(8,806,611)	$—	$(8,806,611)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

4

Consolidated Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Commodity Strategies Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Chemicals	$8,623,592	$3,637,576	$—	$12,261,168
Electronic Equipment, Instruments & Components	910,054	—	—	910,054
Energy Equipment & Services	3,254,250	—	—	3,254,250
Food & Staples Retailing	912,256	—	—	912,256
Food Products	12,770,895	2,361,582	—	15,132,477
Machinery	4,903,187	841,436	—	5,744,623
Metals & Mining	27,160,269	21,129,219	—	48,289,488
Oil, Gas & Consumable Fuels	28,434,235	15,212,455	—	43,646,690
Paper & Forest Products	—	—	6	6
Pharmaceuticals	427,967	—	—	427,967
Specialty Retail	1,968,376	—	—	1,968,376
Trading Companies & Distributors	553,376	—	—	553,376
Warrants	1,600	—	1	1,601
Short Term Securities:
Money Market Funds	839,702	—	—	839,702
U.S. Treasury Obligations	—	141,172,334	—	141,172,334

Subtotal	$90,759,759	$184,354,602	$7	$275,114,368

Investments Valued at NAV(a)				1,223,457

Total Investments				$276,337,825

Derivative Financial Instruments(b)
Assets:
Commodity contracts	$—	$6,627	$—	$6,627
Liabilities:
Commodity contracts	—	(8,813,238)	—	(8,813,238)

	$—	$(8,806,611)	$—	$(8,806,611)

(a)	As of October 31, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)	Derivative financial instruments are swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 19, 2018

2